Share warrant obligation - Warrant Obligations (Details) - USD ($) $ in Thousands		4 Months Ended
	Aug. 27, 2021	Dec. 31, 2021
Share warrant obligation
Beginning Balance		$ 32,109
Fair value adjustment	$ (24,009)	(10,080)
Ending Balance	32,109	22,029
Public Warrants
Share warrant obligation
Beginning Balance		12,606
Fair value adjustment		(2,234)
Ending Balance	12,606	10,372
Private Warrants
Share warrant obligation
Beginning Balance		19,503
Fair value adjustment		(7,846)
Ending Balance	$ 19,503	$ 11,657